John Hancock Funds II
Supplement dated November 14, 2014 to the current Class A Prospectus

John Hancock Global Equity Fund (the "Fund")

Effective November 14, 2014, the Annual fund operating expenses table and the Expense example table for the Fund is revised and restated as follows:

Shareholder fees (fees paid directly from your investment)	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000)	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.83
Distribution and service (Rule 12b-1) fees	0.30
Other expenses [1]	0.42
Total annual fund operating expenses	1.55
Contractual expense reimbursement [2]	–0.05
Total annual fund operating expenses after expense reimbursements	1.50

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]
To the extent that expenses of Class A shares exceed 1.50% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and (f) short dividend expense. The expense limitation expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	645
3 years	960
5 years	1,298
10 years	2,249

John Hancock Funds II
Supplement dated November 14, 2014 to the current Class I Prospectus

John Hancock Global Equity Fund (the "Fund")

Effective November 14, 2014, the Annual fund operating expenses table and the Expense example table for the Fund is revised and restated as follows:

Shareholder fees (fees paid directly from your investment)	Class I
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.83
Distribution and service (Rule 12b-1) fees	0.00
Other expenses [1]	0.33
Total annual fund operating expenses	1.16

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	118
3 years	368
5 years	638
10 years	1,409